Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,885,658	$ 3,374,600
Current assets	519,993	507,643
Total assets	3,405,651	3,882,243
Non-current liabilities	2,047,811	2,121,327
Current liabilities	552,554	562,302
Total liabilities	2,600,365	2,683,629
Equity	805,286	1,198,614	$ 1,222,697	$ 797,142
Revenue	607,356	1,558,640	1,426,145
Gross (loss) / profit	(46,227)	420,215	454,720
Operating (loss) / income	(163,698)	223,635	298,974
Financial Results	(206,331)	(207,023)	(291,326)
Share of income in associates	(6,159)	(5,353)	(4,146)
Income tax	(14,295)	17,079	14,101
Net (loss) / income	(361,893)	(5,820)	(10,599)
Other comprehensive loss for the year	(33,293)	(25,020)	(248,585)
Total comprehensive income / (loss) for the year	(395,186)	(30,840)	$ (259,184)
AA2000
Disclosure of subsidiaries [line items]
Non-current assets	1,163,738	1,223,668
Current assets	143,638	145,516
Total assets	1,307,376	1,369,184
Non-current liabilities	509,114	513,118
Current liabilities	268,403	217,989
Total liabilities	777,517	731,107
Equity	529,859	638,077
Revenue	348,904	924,842
Gross (loss) / profit	(23,616)	222,733
Operating (loss) / income	(57,447)	149,788
Financial Results	(84,231)	(62,682)
Income tax	51,493	11,647
Net (loss) / income	(90,185)	98,753
Other comprehensive loss for the year	(19,832)	(19,094)
Total comprehensive income / (loss) for the year	(110,017)	79,659
Dividends paid	578	52,354
Increase/(decrease) in cash
Provided by / (Used in) operating activities	61,760	(66,850)
(Used in) / Provided by investing activities	(21,926)	14,639
Provided by /(Used in) financing activities	$ (3,325)	$ 12,469